Borrowings	12 Months Ended
Jun. 30, 2025
Borrowings [Abstract]
BORROWINGS

13 - BORROWINGS

As of June 30, 2025, the short-term borrowings mainly consisted of working capital loans at with annual interest rates ranging from 3.36% to 3.85% and maturity term of twelve months. All outstanding short-term borrowings as of June 30, 2025 were guaranteed by one of the Company’s VIE entities in the consolidated group.